Share Capital (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 02, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Share Capital [Abstract]
Shares outstanding					113,783,799	113,363,535
Ordinary share capital, shares issued					113,783,799	113,363,535
Ordinary share, par value					€ 0.01	€ 0.01
Treasury stock acquired, shares	26,535,939		320,093,000	9,402,663
Consideration for repurchase of ordinary shares		$ 320,000	$ 100,000	$ 100,000
Average share price of shares repurchased	$ 12.06		$ 10.64
Shares authorized					250,000,000	250,000,000